Subsequent Events (Details) - Subsequent Event [Member] - Stock Purchase Agreement [Member]	Mar. 01, 2017 USD ($)
Subsequent Events (Textual)
Acquired percentage of outstanding shares of common stock	100.00%
Accrued but unpaid third-party liabilities	$ 500,000
Liabilities related to maintenance	500,000
Intangible assets and accrued liabilities, decreased	$ 500,000